Amerco and Consolidated Subsidiaries Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2013
Valuation and Qualifying Accounts [Abstract]
AMERCO and Consolidated Subsidiaries Valuation and Qualifying Accounts
SCHEDULE II
AMERCO AND CONSOLIDATED SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS
Fiscal Years Ended March 31, 2013, 2012 and 2011
	Balance at Beginning of Year	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts	Deductions		Balance at Year End

Year ended March 31, 2013	(In thousands)
Allowance for doubtful accounts
(deducted from trade receivable)	$1,128	$1,184	$-	$(1,318	)$	994
Allowance for obsolescence
(deducted from inventory)	$730	$981	$-	$-		$1,711
Allowance for probable losses
(deducted from mortgage loans)	$370	$-	$-	$-		$370

Year ended March 31, 2012
Allowance for doubtful accounts
(deducted from trade receivable)	$1,336	$1,485	$-	$(1,693	)$	1,128
Allowance for obsolescence
(deducted from inventory)	$595	$135	$-	$-		$730
Allowance for probable losses
(deducted from mortgage loans)	$370	$-	$-	$-		$370

Year ended March 31, 2011
Allowance for doubtful accounts
(deducted from trade receivable)	$1,308	$2,611	$-	$(2,583	)$	1,336
Allowance for obsolescence
(deducted from inventory)	$2,600	$-	$-	$(2,005	)$	595
Allowance for probable losses
(deducted from mortgage loans)	$370	$-	$-	$-		$370